Payable to Gaiam - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Related Party Transaction [Line Items]
Revenue recognized	$ 244,000
Gaiam Incorporated
Related Party Transaction [Line Items]
Percentage of ownership in shares issued and outstanding		13.40%
Intercorporate Services and the Tax Sharing Agreements related expenses	$ 672,000
Gaiam Incorporated | Common Class A
Related Party Transaction [Line Items]
Percentage of ownership in shares issued and outstanding	37.00%